Document and Entity Information	6 Months Ended
Jun. 30, 2019
Document and Entity Information [Abstract]
Entity Registrant Name	Cellect Biotechnology Ltd.
Entity Central Index Key	0001671502
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Type	6-K
Document Fiscal Period Focus	Q2
Document Period End Date	Jun. 30, 2019
Document Fiscal Year Focus	2019